Fair Value Information - Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests Discount (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of Range [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Discount for lack of marketability	12.73%
Noncontrolling interests discount	24.41%
Top of Range [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Discount for lack of marketability	20.00%
Noncontrolling interests discount	25.00%